Defined Benefit Obligation and Other Long-Term Liabilities - Components of Defined Benefit Obligations and Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation	$ 146	$ 155
Retail power contract liability	45	83
Other	11	13
Total	$ 202	$ 251